[LINCOLN FINANCIAL GROUP(R) LOGO]


                                                                  LAW DEPARTMENT
                                     THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                                                               350 CHURCH STREET
                                                              HARTFORD, CT 06103

                                                               SCOTT C. DUROCHER
                                                                         COUNSEL
                                                             Phone: 860-466-1222
                                                          SCOTT.DUROCHER@LFG.COM


VIA EDGAR

April 19, 2013

Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549

RE:   POST-EFFECTIVE AMENDMENT NO. 12 TO THE REGISTRATION STATEMENT
      ON FORM N-4 FOR LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N
      THE LINCOLN NATIONAL LIFE INSURANCE COMPANY (FILE NO. 333-172328)

Commissioners:

On behalf of The Lincoln National Life Insurance Company (the "Company") and Lincoln Life Variable Annuity Account N (the "Account"), we are transmitting for filing under Rule 485(a)(1) of the Securities Act of 1933 (the "1933 Act") Post-Effective Amendment No. 12 to the Account's Registration Statement on Form N-4 under the 1933 Act and Amendment No. 358 to the Registration Statement under the Investment Company Act of 1940 (the "Amendment").

The Amendment is being filed to (a) limit the amount of cumulative purchase payments for contracts with living benefit riders, (b) adjust the withdrawal and/or benefit percentages under certain living benefit riders, and (c) close the LINCOLN SMARTSECURITY(R) Advantage rider to new sales. A request for the acceleration of the effective date of this Amendment is being filed in conjunction with the Amendment.

If you have any questions or comments on the Amendment, please contact me at the number listed above.

Sincerely,

/s/ Scott C. Durocher

Scott C. Durocher
Counsel